Note 6 - Leases - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Short-term lease liability	$ 9,288	$ 0
Long-term lease liability	33,805	$ 0
Bareboat Charter Lease Payments [Member]
2021	12,228
2022	12,084
2023	10,220
2024	10,038
2025	6,777
Total	51,347
Less imputed interest	(8,254)
Total Lease Liability	43,093
Short-term lease liability	9,288
Long-term lease liability	33,805
Time Charter Receipts [Member]
2021	39,988
2022	24,046
2023	7,245
2024	1,178
Total	$ 72,457